Expense Example - (Allspring Managed Account CoreBuilder® Shares - Series SP) - (Allspring CoreBuilder Shares - Series SP) - Series SP	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0